Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments
(in thousands)
2022	$1,465
2023	1,893
2024	1,831
2025	1,843
2026	1,875
Thereafter	12,448
Total future minimum lease payments	$21,355